LEGG MASON PARTNERS INCOME TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION,

DATED DECEMBER 1, 2011, OF

WESTERN ASSET HIGH INCOME FUND

WESTERN ASSET MUNICIPAL HIGH INCOME FUND

WESTERN ASSET GLOBAL STRATEGIC INCOME FUND

Effective September 1, 2012, the following information is added to the table in the funds’ Statement of Additional Information (“SAI”) that appears in the section titled “Other Accounts Managed by Portfolio Managers” and is as of June 30, 2012:

Fund	Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($in billions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($in billions)
Municipal High Income Fund	Dennis J. McNamara	Other registered investment companies	3	0.71	0	0
		Other pooled investment vehicles	27	9.47	0	0
		Other accounts	157	53.90	8	1.58

Global Strategic Income Fund	Paul Shuttleworth	Other registered investment companies	0	0	0	0
		Other pooled investment vehicles	12	3.39	1	0.11
		Other accounts	26	8.33	11	1.84

Global Strategic Income Fund	Gordon S. Brown	Other registered investment companies	0	0	0	0
		Other pooled investment vehicles	23	7.98	1	0.13
		Other accounts	60	18.05	7	2.71

Fund	Portfolio Manager	Type of Account	Number of Accounts Managed	Total Assets Managed ($in billions)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based ($in billions)
Global Strategic Income Fund	S. Kenneth Leech	Other registered investment companies	16	8.40	0	0
		Other pooled investment vehicles	23	7.97	1	0.13
		Other accounts	46	17.30	7	2.71

High Income Fund	Walter E. Kilcullen	Other registered investment companies	0	0	0	0
		Other pooled investment vehicles	0	0	0	0
		Other accounts	0	0	0	0

Effective September 1, 2012, the following information is added to the section of the funds’ SAI titled “Portfolio Manager Securities Ownership”:

As of June 30, 2012, Dennis J. McNamara did not own any securities of Municipal High Income Fund. As of June 30, 2012, Paul Shuttleworth, Gordon S. Brown and S. Kenneth Leech did not own any securities of Global Strategic Income Fund. As of June 30, 2012, Walter E. Kilcullen did not own any securities of High Income Fund.

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